Segment Information	6 Months Ended
Jun. 30, 2013
Segment Information
Segment Information

15. Segment information:

The Company has three reportable segments from which it derives its revenues: Drybulk, Tanker and Drilling segments. The reportable segments reflect the internal organization of the Company and are a strategic business that offers different products and services. The Drybulk business segment consists of transportation and handling of drybulk cargoes through ownership and trading of vessels. The Drilling business segment consists of trading of the drilling rigs and drillships through ownership and trading of such drilling rigs and drillships. The Tanker business segment consists of vessels for the transportation of crude and refined petroleum cargoes.

The tables below present information about the Company's reportable segments as of and for the six-month periods ended June 30, 2012 and 2013.

The accounting policies followed in the preparation of the reportable segments are the same as those followed in the preparation of the Company's consolidated financial statements.

The Company measures segment performance based on net income/ (loss). Summarized financial information concerning each of the Company's reportable segments is as follows:

	Drybulk Segment		Tanker Segment		Drilling Rigs Segment		Total
	Six-month period ended June 30,		Six-month period ended June 30,		Six-month period ended June 30,		Six-month period ended June 30,

	2012	2013	2012	2013	2012	2013	2012	2013

Revenues from external customers	$ 139,508	$ 93,798	$ 17,637	$ 55,644	$ 426,490	$ 506,279	$ 583,635	$ 655,721
Income tax expense	-	-	-	-	(21,628)	(24,575)	(21,628)	(24,575)
Net income/(loss)	(31,255)	(168,575)	(265)	5,246	(47,365)	46,222	(78,885)	(117,107)

	December 31, 2012	June 30, 2013	December 31, 2012	June 30, 2013	December 31, 2012	June 30, 2013	December 31, 2012	June 30, 2013
Total assets	$ 2,020,180	$ 1,914,999	$ 579,451	$ 701,638	$ 6,278,860	$ 6,287,429	$ 8,878,491	$ 8,904,066